SEC Registration Nos.

811-3591 and 2-80154

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Post-Effective Amendment No. 44 XX

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT ACT OF 1940

Amendment No. 44 XX

Calvert Variable Series, Inc.

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

__ Immediately upon filing __ on (date)

pursuant to paragraph (b) pursuant to paragraph (b)

XX 60 days after filing __ on (date)

pursuant to paragraph (a) pursuant to paragraph (a)

of Rule 485.

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PRELIMINARY PROSPECTUS

___________________, 2001

CALVERT VARIABLE SERIES, INC.

CALVERT SOCIAL EQUITY PORTFOLIO

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About the Portfolio

2 Investment Objective, Strategy; Past Performance

2 Principal Investment Practices and Risks

About Social Investing

4 Investment Selection Process

4 Socially Responsible Investment Criteria

About Your Investment

5 The Fund and Its Management

6 Prior Performance of Investment Subadvisor

6 Advisory Fees

6 Service Fees

7 Purchase, Exchange and Redemption of Shares

7 Dividends and Distributions

7 Taxes

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Calvert Social Equity Portfolio of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Calvert Social Investment Fund Equity Portfolio. Performance of the two portfolios will differ.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any states where the offer or sale is not permitted.

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CVS Social Equity

Advisor: Calvert Asset Management Company, Inc.

Subadvisor: Atlanta Capital Management Company, L.L.C.

Objective

CVS Social Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Portfolio's investment and social criteria.

Principal Investment Strategies

CVS Social Equity invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billion. Investment returns will be mostly from changes in the price of the Portfolio's holdings (capital appreciation).

The Subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations.

The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

- The stock market goes down

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- The individual stocks in the Portfolio do not perform as well as expected, and/or the portfolio management practices might not work to achieve their desired result

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An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

(No performance results are shown for the Portfolio since it was recently organized.)

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Investment Practices and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized in the risk-return summary along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to Table

J Portfolio currently uses as a principal investment practice

q Permitted, but not typically used as a principal investment practice (% of assets allowable, if restricted)

8 Not permitted

xN Allowed up to x% of Portfolio's net assets

xT Allowed up to x% of Portfolio's total assets

NA Not applicable to this type of fund

Investment Practices

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability.

Risks: Opportunity, Market and Transaction.

Temporary Defensive Positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, the Portfolio may not be able to achieve its investment objective

Risks: Opportunity.

Conventional Securities

Stocks in General

The Portfolio is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

q

q

J

Foreign Securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

Small Cap Stocks. Investing in small companies involves greater risk than with more established companies. Small Cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.

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Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds, also known as high-yield bonds or "junk bonds". They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

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Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.

Initial Public Offerings ("IPOs"). IPOs are newly issued securities that may have volatile prices due to speculation and the lack of any established long term price history. Accordingly, IPOs and other volatile investments may magnify the performance impact when the Fund assets are small or when the Fund contains a significant amount of such investments. Currently, there is no limit on the amount of IPOs that may be purchased by the Fund provided such purchases are within the Fund's stated objectives and guidelines. Fund performance driven by IPO purchases may not continue if assets grow or IPO Fund trading changes. Risks: Market.

Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Correlation, Liquidity and Opportunity.

Leveraged derivative instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. Any options written by the Portfolio must be covered. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

1Based on net premium payments.

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, securities lending and when-issued securities and swap agreements.) These policies and restrictions are discussed in the SAI.

Types of Investment Risk

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

25N

q

q

20N

q

15N

q

q

q

q

q

5T1

q

5N

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the US dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to US dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment Selection Process

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. Although the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisor believe there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio's investment and social objectives.

Socially Responsible Investment Criteria

All investments for the Portfolio are selected with a concern for the social impact of each investment. The Portfolio has developed the following criteria for the selection of organizations in which the Portfolio invests. The Portfolio seeks to invest in a producer or service provider which:

1. Delivers safe products and services in ways that sustain our natural environment.

2. Is managed with participation throughout the organization in defining and achieving objectives.

3. Negotiates fairly with its workers, provides an environment supportive of their wellness, does not discriminate on the basis of race, gender, religion, age, disability, ethnic origin or sexual orientation, does not consistently violate regulations of the Equal Employment Opportunity Commission, and provides opportunities for women, people of color, disadvantaged minorities and others from whom equal opportunities have often been denied.

4. Fosters awareness of a commitment to human goals, such as creativity, productivity, self-respect, and responsibility, within the organization and the world, and continually recreates a context within which these goals can be realized.

The Portfolio seeks to avoid investing in an issuer primarily engaged in the production of nuclear energy or in the manufacture of equipment to produce nuclear energy, business activities in support of repressive regimes, or the manufacture of weapons systems.

Each investment is selected on the basis of its abilities to contribute to the dual objective of the Portfolio. All potential investments are first screened for financial soundness and then evaluated according to the Portfolio's social criteria. To the greatest extent possible, investments are made in companies exhibiting unusual, positive accomplishment with respect to one or more of the criteria. All companies must meet the Portfolio's minimum standards for all the criteria.

The selection of an organization for investment by the Portfolio does not constitute endorsement or validation by the Fund, nor does the exclusion of an organization necessarily reflect failure to satisfy the Portfolio's social criteria. Policyholders directing investment in the Portfolio are invited to send brief descriptions of companies they believe might be suitable for investment by the Portfolio.

High Social Impact Investments

High Social Impact Investments is a program that targets a percentage of the Portfolio's assets to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. The Portfolio may engage in this program upon reaching $50 million in assets. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have a significant social return by making a tremendous difference in our local communities. High Social Impact Investments are valued under the direction and control of the Fund's Board of Directors.

Pursuant to an exemptive order, the Portfolio invests those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities. The Portfolio may also invest directly in high social impact issuers.

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for one of the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

Calvert Asset Management Company, Inc. ("Calvert") (4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814) is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of September 30, 2001, Calvert had over $7.3 billion in assets under management.

Subadvisor and Portfolio Manager

Atlanta Capital Management Company, L.L.C. (Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309) has managed the Portfolio since its inception.

Daniel W. Boone, III, C.F.A. heads the Atlanta portfolio management team for CVS Social Equity. He is a senior Partner and senior investment professional for Atlanta Capital. He has been with the firm since 1976. He specializes in equity portfolio management and research. Before joining the firm, he held positions with the international firm of Lazard, Freres in New York, and Wellington Management Company. Mr. Boone has earned a MBA from the Wharton School of University of Pennsylvania, where he graduated with distinction, and a B.A. from Davidson College.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

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Prior Performance of Investment Subadvisor

The following discussion presents the Investment Subadvisor's composite performance data relating to the historical performance of a retail fund, the Calvert Social Investment Fund Equity Portfolio ("retail product"), managed by the Subadvisor, since the date indicated, that has investment objectives, policies, strategies and risks identical to those of CVS Social Equity.

The data is provided to illustrate the past performance of the Subadvisor in managing the retail product, as measured against the S&P 500 Index and does not represent the performance of CVS Social Equity. Investors should not consider this performance data as an indication of future performance of CVS Social Equity or of the Subadvisor. The returns are net of its expenses, but do not reflect the additional fees and expenses attributable to the variable annuity product. Accordingly, the retail Calvert Social Investment Fund Equity Portfolio's performance should not be considered a substitute for CVS Social Equity's performance.

The bar chart and table below show the retail product's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the retail product. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the retail product's performance over time to that of the Standard & Poor's 500 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the retail product's returns compared to the Lipper Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the retail product.

Year-by-Year Total Return

(Calvert Social Investment Fund Equity Class A return at NAV)

Best Quarter (of periods shown) Q %

Worst Quarter (of periods shown) Q %

Average Annual Total Returns (for the periods ended December 31, 2001)

1 year 5 years 10 years

CSIF Equity: Class A % % %

S&P 500 Index

Monthly Reinvested % % %

Lipper Multi-Cap Core

Funds Average % % %

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Advisory Fees

For fiscal year 2001, the Advisor is entitled to receive from the Portfolio an advisory fee of 0.55% of the average daily net assets of the Portfolio.

Service Fees

Calvert Distributors, Inc., the Fund's underwriter, pays dealers an ongoing service fee while you own shares of the Portfolio (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The maximum service fee payable is 0.25%.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is determined once daily as of the close of business of the New York Stock Exchange, on days when the Exchange is open for business, or for any other day when there is a sufficient degree of trading in the investments of the Portfolio to affect materially its net asset value per share (except on days when no orders to purchase or redeem shares of the Portfolio have been received). The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

The Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Portfolio does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio shares may change on days when you will not be able to buy or sell your shares.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends and Distributions

It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by such Portfolio less estimated expenses (including the investment advisory fee). All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Fund are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

For investors who want more information about the Portfolio, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Portfolio's investments is available in the Portfolio's Annual and Semi-Annual reports to shareholders. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Portfolio provides more detailed information about the Portfolio and is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Portfolio by contacting your financial professional, or the Portfolio at:

Calvert Group, Ltd.

4550 Montgomery Ave., Suite 1000N

Bethesda, MD. 20814

Telephone: 1-800-368-2745

Calvert Group Web-Site:

www.calvert.com

You can review the Portfolio's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-0102, Telephone: (202) 942-8090.

Free from the Commission's Internet website at http://www.sec.gov.

Investment Company Act File No.: 811-3591

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CalvertALVERT VariableARIABLE SeriesERIES, IncNC.

Social Money Market Portfolio

Social Small Cap Growth Portfolio

Social Mid Cap Growth Portfolio

Social International Equity Portfolio

Social Balanced Portfolio

Social Equity Portfolio

Income Portfolio

Statement of Additional Information

April 30, 2001

Revised _______________, 2002

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This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated April 30, 2001, revised _______________, 2001. The Fund's audited financial statements included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by calling (800) 368-2748 or by writing the Fund at 4550 Montgomery Avenue, Bethesda, Maryland 20814, or by visiting our website at www.calvert.com.

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TABLE OF CONTENTS

Investment Policies and Risks 2

Investment Restrictions 13

Purchase and Redemption of Shares 15

Net Asset Value 15

Taxes 16

Calculation of Yield and Total Return 16

Directors and Officers 17

Investment Advisor and Subadvisors 20

Administrative Services Agent 21

Transfer and Shareholder Servicing Agent 21

Independent Accountants and Custodians 22

Method of Distribution 22

Portfolio Transactions 22

Personal Securities Transactions 23

General Information 24

Appendix 25

INVESTMENT POLICIES AND RISKS

Calvert Variable Series, Inc. ("the Fund") offers investors the opportunity to invest in several professionally managed securities portfolios which offer the opportunity for growth of capital or current income through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business. The Calvert Social Portfolios offer investors a choice of seven separate portfolios selected with a concern for the social impact of each investment: Social Money Market, Social Small Cap Growth, Social Mid Cap Growth, Social International Equity, Social Balanced, Social Equity and Income. References to the "Investment Advisor" refer to the advisor appropriate to the Portfolio being discussed. (See "Investment Advisors")

Foreign Securities

Social International Equity and Social Small Cap Growth may invest all of their assets in foreign securities, although Social Small Cap Growth does not presently intend to invest in foreign securities. Income may invest up to 30%, Social Money Market, Social Mid Cap Growth and Social Equity may each invest up to 25%, and Social Balanced may invest up to 10% of its assets in the securities of foreign issuers. Social Money Market may purchase only high quality, US dollar-denominated instruments.

Under normal circumstances, Social International Equity will invest at least 65% of its assets in equity securities and at least 65% of its assets in the securities of issuers in no less than three countries, other than the U.S. Under normal circumstances, business activities in a number of different foreign countries will be represented in the Portfolio's investments. The Portfolio may, from time to time, have more than 25% of its assets invested in any major industrial or developed country which in the view of the Subadvisor poses no unique investment risk. Under exceptional economic or market conditions, Social International Equity may invest substantially all of its assets in only one or two countries, or in U.S. government obligations or securities of companies incorporated in and having their principal activities in the U.S.

Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depository Receipts and Global Depositary Receipts. ADRs are US dollar-denominated and traded in the US on exchanges or over the counter. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.

Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into US dollars.

United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors.

Investing in emerging markets in particular, those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, by severe cyclical climactic conditions, lack of significant history in operating under a market-oriented economy, or by political instability, including risk of expropriation.

In determining the appropriate distribution of investments among various countries and geographic regions, the Subadvisor ordinarily will consider the following factors: prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to the global investor.

Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the US dollar, the value of the security in US dollars will increase or decline correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A Portfolio may enter into forward foreign currency contracts for two reasons. First, the Portfolio may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Portfolios may be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Second, when the Advisor or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, a Portfolio may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Portfolios do not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

Eurocurrency Conversion Risk

European countries that are members of the European Monetary Union have agreed to use a common currency unit, the "Euro". Currently, each of these countries has its own currency unit. Although the Advisor does not anticipate any problems in conversion from the old currencies to the euro, there may be issues involved in settlement, valuation, and numerous other areas that could impact the Fund. Calvert has been reviewing all of its computer systems for Eurocurrency conversion compliance. There can be no assurance that there will be no negative impact on the Fund, however, the Advisor and custodian have advised the Fund that they have been actively working on any necessary changes to their computer systems to prepare for the conversion, and expect that their systems, and those of their outside service providers, will be adapted in time for that event.

[InternationalForeign Money Market Instruments

Social Money Market may invest without limitation in money market instruments of banks, whether foreign or domestic, including obligations of US branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of US banks ("Eurodollar" instruments). All such instruments must be high-quality, US dollar-denominated obligations. It is an operating (i.e., nonfundamental) policy of Social Money Market that it may invest only in foreign money market instruments if they are of comparable quality to the obligations of domestic banks. Although these instruments are not subject to foreign currency risk since they are US dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of US issuers. See "Foreign Securities" above.

Income may, in pursuit of its investment objective, invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks. Such obligations are not insured by the Federal Deposit Insurance Corporation. Foreign and domestic bank reserve requirements may differ. Payment of interest and principal upon these obligations and the marketability and liquidity of such obligations in the secondary market may also be affected by governmental action in the country of domicile of the branch (generally referred to as "sovereign risk"). Examples of governmental actions would be the imposition of exchange or currency controls, interest limitations or withholding taxes on interest income, seizure of assets, or the declaration of a moratorium on the payment of principal or interest. In addition, evidences of ownership of portfolio securities may be held outside of the U.S., and the Fund may be subject to the risks associated with the holding of such property overseas.]

[Foreign Money Market InstrumentsSocial Money Market may invest without limitation in money market instruments of banks, whether foreign or domestic, including obligations of US branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of US banks ("Eurodollar" instruments). All such instruments must be high-quality, US dollar-denominated obligations. It is an operating (i.e., nonfundamental) policy of Social Money Market that it may invest only in foreign money market instruments if they are of comparable quality to the obligations of domestic banks. Although these instruments are not subject to foreign currency risk since they are US dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of US issuers. See "Foreign Securities" above.]

Small Cap Issuers

The securities of small cap issuers may be less actively traded than the securities of larger issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies. Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of insider ownership.

Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Companies in which the Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Real Estate Investment Trusts

Real Estate Investment Trusts ("REITs"). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by trusts, while mortgage real estate investment trusts may be affected by the qualify of credit extended. REITs are dependant upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults it is conceivable that the REITs could end up holding the underlying real estate.

Mortgaged - Backed or Mortgage - Related Securities. The Portfolios may invest in mortgage-related securities (i.e., mortgage-backed securities). A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. The Portfolio may invest in collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

CMOs may be issued by a United States Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the United States Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the United States Government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or "tranches"), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio that invests in CMOs.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Beside the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment refinancing or foreclosure of the underlying mortgage loans.

Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these payments will result in early payment of the applicable mortgage-related securities. In that event, the Portfolio may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be able to realize the rate of return expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-baked securities in which a Portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

Stripped mortgage-backed securities are created when a United States government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the United States Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse affect on a Portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolios' ability to buy or sell those securities at any particular time.

Private Placements and Illiquid Securities

Due to the particular social objective of the Portfolios, opportunities may exist to promote especially promising approaches to social goals through privately-placed investments. The private placement investments undertaken by the Portfolios, if any, may be subject to a high degree of risk. Such investments may involve relatively small and untried enterprises that have been selected in the first instance because of some attractive social objectives or policies. The Investment Advisors seek to structure the Portfolios' investments to provide the greatest assurance of attaining the intended investment return.

Many private placement investments have no readily available market and may therefore be considered illiquid. It is an operating policy of the Portfolios not to purchase illiquid securities if more than a certain percentage of the value of its net assets would be invested in such securities. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 may be determined by the Board of Directors to be liquid. The Board may delegate such determinations of liquidity to the Advisor, pursuant to guidelines and oversight by the Board. Portfolio investments in private placements and other securities for which market quotations are not readily available are valued at fair market value as determined by the Advisor under the direction and control of the Board.

Temporary Defensive Positions

For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Portfolios may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, US government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements.

Repurchase Agreements

The Portfolios may purchase debt securities subject to repurchase agreements, which are arrangements under which the Portfolio buys a security and the seller simultaneously agrees to repurchase the security at a specified time and price. The Portfolios engage in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Portfolio would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Portfolios will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor. In addition, the Portfolios will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Portfolio pursuant to the agreement, the Portfolio will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Portfolio may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

The Portfolios may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Portfolio invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Portfolios intend to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Portfolio invests the proceeds is expected to exceed the amount the Portfolio will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Portfolios do not intend to borrow for leverage purposes. The Portfolios will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain in a segregated custodial account an amount of cash, US Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Portfolio will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

The Portfolios' use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Portfolio may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Portfolio under the agreements, the Portfolio may have been better off had it not entered into the agreement. However, the Portfolio will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Directors. In addition, the Portfolio bears the risk that the market value of the securities sold by the Portfolio may decline below the agreed-upon repurchase price, in which case the dealer may request the Portfolio to post additional collateral.

U.S. Government-Backed Obligations

Social Balanced may, in pursuit of its investment objective, invest in Ginnie Maes which, issued by the Government National Mortgage Association, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.

The Advisor will attempt, through careful evaluation of available GNMA issues and prevailing market conditions, to invest in GNMA Certificates which provide a high income return but are not subject to substantial risk of loss of principal. Accordingly, the Advisor may forego the opportunity to invest in certain issues of GNMA Certificates which would provide a high current income yield if the Advisor determines that such issues would be subject to a risk of prepayment and loss of principal over the long term that would outweigh the short-term increment in yield.

Non-Investment Grade Debt Securities

Social Balanced, Social Equity and Income may invest in lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). The Portfolios' investment policies provide that Income may not invest more than 35%, and Social Balanced and Social Equity each may not invest more than 20% of itstheir assets in securities rated below B by either rating service, or in unrated securities determined by the Advisor to be comparable to securities rated below B by either rating service. Social International Equity and Social Mid Cap may each invest up to 5% of its assets in lower quality debt securities. Social Small Cap Growth may invest up to 35% of its assets in debt securities without regard to investment grade, but will not purchase any debt securities rated below C. Non-investment grade debt securities are lower quality debt securities. These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings. The Fund considers a security to be investment grade if it has received an investment grade from at least one nationally recognized statistical rating organization (NRSRO), or is an unrated security of comparable quality. Currently, there are four NRSROs.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category.

The quality limitation set forth in the Portfolios' investment policy is determined immediately after a Portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Portfolio's investment policy.

When purchasing high-yielding securities, rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Derivatives

Each Portfolio can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Portfolios can use these practices either as substitution or as protection against an adverse move in the Portfolio to adjust the risk and return characteristics of the Portfolio. If the Advisor and/or Subadvisor (as applicable) judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts

Social International Equity, Social Small Cap Growth, Social Mid Cap Growth, Social Balanced and Social Equity may, in pursuit of their investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities which meet the Portfolios' social criteria, and employ a variety of other investment techniques. Specifically, these Portfolios may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.

These Portfolios will engage in such transactions only to hedge the existing positions in the respective Portfolios. They will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

These Portfolios will not engage in such options or futures transactions unless they receive appropriate regulatory approvals permitting them to engage in such transactions. Social International Equity, Social Small Cap Growth and Social Mid Cap Growth may not write options on more than 50% of their total assets. These Portfolios may write "covered options" on securities in standard contracts traded on national securities exchanges. These Portfolios will write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options. Income observes the following operating policy, which may be changed without the approval of a majority of the outstanding shares: Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Portfolio's net asset value.

Put and Call Options. These Portfolios may purchase put and call options, in standard contracts traded on national securities exchanges, on securities of issuers which meet the Portfolios' social criteria. These Portfolios will purchase such options only to hedge against changes in the value of securities the Portfolios hold and not for the purposes of speculation or leverage. In buying a put, a Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

These Portfolios may purchase call options on securities that they may intend to purchase and that meet the Portfolios' social criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Covered Options. These Portfolios may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. For call options, this means that so long as a Portfolio is obligated as the writer of a call option, that Portfolio will own the underlying security subject to the option and, in the case of put options, that Portfolio will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Income may, in pursuit of its investment objectives, engage in the writing of covered call options in standard contracts traded on national securities exchanges or quoted on NASDAQ, provided that: (1) the Portfolio continues to own the securities covering each call option until the call option has been exercised or until the Portfolio has purchased a closing call to offset its obligation to deliver securities pursuant to the call option it had written; and (2) the market value of all securities covering call options in the Portfolio does not exceed 35% of the market value of the Portfolio's net assets. The Portfolio may also write secured put options against U.S. Government-backed obligations and uses a variety of other investment techniques, seeking to hedge against changes in the general level of interest rates, including the purchase of put and call options on debt securities and the purchase and sale of interest rate futures contracts and options on such futures.

When a Portfolio writes a covered call option, the Portfolio gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Portfolio receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Portfolio and thus reduce declines in the net asset value per share of the Portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Portfolio to forego future appreciation of the securities covered by the option.

When a Portfolio writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security funds below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.

These Portfolios may purchase securities that may be covered by call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolios. The Portfolio turnover rate may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the portfolio has not entered into a closing purchase transaction.

Expiration of a put or call option or entry into a closing purchase transaction will result in a short-term capital gain, unless the cost of a closing purchase transaction exceeds the premium the Portfolio received when it initially wrote the option, in which case a short-term capital loss will result. If the purchaser exercises a put or call option, the Portfolio will realize a gain or loss from the sale of the security acquired or sold pursuant to the option, and in determining the gain or loss the premium will be included in the proceeds of sale. To preserve the Portfolio's status as a regulated investment company under Subchapter M of the Internal Revenue Code, it is the Portfolio's policy to limit any gains on put or call options and other securities held less than three months to less than 30% of the Portfolio's annual gross income.

Risks Related to Options Transactions. The Portfolios can close out their respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although these Portfolios intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Portfolios from closing an options position, which could impair the Portfolios' ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Portfolio may be required to hold the securities underlying the option until the option expires or is exercised.

The hours of trading for options on U.S. Government securities may not correspond exactly to the hours of trading for the underlying securities. To the extent that the options markets close before the U.S. Government securities markets, significant movements in rates and prices may occur in the Government securities markets that cannot be reflected in the options markets.

Futures Transactions. These Portfolios may purchase and sell futures contracts ("futures contracts") but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Portfolios. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on US Government obligations.

A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Portfolio being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.

These Portfolios may only invest in futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract may not necessarily meet the Portfolios' social criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

Futures contracts have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Portfolios are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Portfolios may invest in futures contracts under specified conditions without registering with the CFTC. Among these conditions are requirements that each Portfolio invest in futures only for hedging purposes. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts. These Portfolios may purchase and write put or call options and sell call options on futures contracts in which a Portfolio could otherwise invest and which are traded on a US exchange or board of trade. The Portfolios may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Portfolio has already sold a corresponding call option.

The Portfolios may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Portfolios' social criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract - a long position if the option is a call and a short position if the option is a put - at a specified exercise price at any time during the period of the option. The Portfolios will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Portfolios will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. These Portfolios may purchase put options and sell put options on futures contracts that are already owned by that Portfolio. The Portfolios will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

Call Options on Futures Contracts. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. These Portfolios may only buy call options to close an existing position where the Portfolio has already sold a corresponding call option, or for a cash hedge. The Portfolios will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's securities holdings.

Writing Put Options on Futures Contracts. The writing of put options on futures contracts is analogous to the purchase of futures contracts. If an option is exercised, the net cost to the Portfolio of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Portfolio's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the cash market.

Risks of Options and Futures Contracts. If one of these Portfolios has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, the Portfolio may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Portfolio has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Portfolio may decline. If this were to occur, the Portfolio might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities. However, although this might occur for a brief period or to a slight degree, the value of a diversified portfolio will tend to move in the direction of the market generally.

The Portfolios can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Portfolios intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Portfolios from closing a futures position, which could require a Portfolio to make daily cash payments with respect to its position in the event of adverse price movements.

In such situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. The inability to close futures or options positions could have an adverse effect on the Portfolio's ability to hedge effectively. There is also risk of loss by the v of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract. To partially or completely offset losses on futures contracts, the Portfolio will normally hold the securities against which the futures positions were taken until the futures positions can be closed out, so that the Portfolio receives the gain (if any) from the portfolio securities. This might have an adverse effect on the Portfolio's overall liquidity.

Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Portfolios' ability to close out their options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Portfolios seek to close their positions. There can be no assurance that such a market will develop or exist. Therefore, the Portfolios might be required to exercise the options to realize any profit.

[Options and Futures Contracts

The Fund observes the following operating policy, which may be changed without the approval of a majority of the outstanding shares: Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Fund's net asset value. (See non-fundamental investment restriction number 2.)

Expiration of a put or call option or entry into a closing purchase transaction will result in a short-term capital gain, unless the cost of a closing purchase transaction exceeds the premium the Fund received when it initially wrote the option, in which case a short-term capital loss will result. If the purchaser exercises a put or call option, the Fund will realize a gain or loss from the sale of the security acquired or sold pursuant to the option, and in determining the gain or loss the premium will be included in the proceeds of sale. To preserve the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code, it is the Fund's policy to limit any gains on put or call options and other securities held less than three months to less than 30% of the Fund's annual gross income.Risks Related to Options Transactions. The Fund can close out its positions in exchange traded options only on an exchange which provides a secondary market in such options. Although the Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. It is difficult to accurately predict the extent of trading interest that may develop with respect to such options. This might prevent a Fund from closing an options position, which could impair the Fund's ability to hedge its portfolio effectively. Also, a Fund's inability to close out a call position may have an adverse effect on its liquidity because the Fund may be required to hold the securities underlying the option until the option expires or is exercised.

The hours of trading for options on U.S. Government securities may not correspond exactly to the hours of trading for the underlying securities. To the extent that the options markets close before the U.S. Government securities markets, significant movements in rates and prices may occur in the Government securities markets that cannot be reflected in the options markets.

Interest Rate Futures Transactions. A change in the general level of interest rates will affect the market value of debt securities in the portfolio. The Portfolio may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates in accordance with the strategies described below. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon purchasing or selling a futures contract, the Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Portfolio being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its position becomes more valuable.

The purchase and sale of futures contracts is for the purpose of hedging the Portfolio's holdings of long-term debt securities. Futures contracts based on U.S. Government securities and GNMA Certificates historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which mortgage-related securities reacted to the change. If interest rates increase, the value of such securities in the portfolio would decline, but the value of a short position in futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. Thus, if a Portfolio owns long-term securities and interest rates were expected to increase, it might sell futures contracts rather than sell its holdings of long-term securities. If, on the other hand, the Portfolio held cash reserves and interest rates were expected to decline, the Portfolio might enter into futures contracts for the purchase of U.S. Government securities or GNMA certificates and thus take advantage of the anticipated risk in the value of long-term securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio's cash reserves could then be used to buy long-term securities in the cash market. The Portfolio could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool to manage risk it might be possible to accomplish the same result easily and quickly.

Purchase of Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund's portfolio of debt securities against the risk of declining prices.

Purchase of Call Options on Futures Contracts. The purchase of call options on futures contracts represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a futures contract and is used to protect against a market advance when the Fund is not fully invested.

Foreign Currency Transactions (Not applicable to Social Money Market)

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

The Portfolios will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Advisors and Subadvisors believe that it is important to have the flexibility to enter into such forward contract when it determines that to do so is in a Portfolio's best interests.

Foreign Currency Options (Not applicable to Social Money Market or Social Balanced). A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on or before a specified date. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller buyer may close its position any time prior to expiration of the option period. A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. Purchasing a foreign currency option can protect a Portfolio against adverse movement in the value of a foreign currency.

Foreign Currency Futures Transactions. The Portfolio may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

Lending Portfolio Securities

The Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents such as US Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.

Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

When-Issued and Delayed Delivery Securities

From time to time, in the ordinary course of business, each Portfolio may purchase securities on a when-issued or delayed delivery basis -- that is, delivery and payment can take place a month or more after the date of the transactions. The securities purchased in this manner are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Portfolio makes a commitment to purchase securities on a when-issued or delayed delivery basis, the price is fixed and the Portfolio will record the transaction and thereafter reflect the value, each day, of the security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price.

The Portfolio will enter commitments for when-issued or delayed delivery securities only when it intends to acquire the securities. Accordingly, when a Portfolio purchases a when-issued security, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account with the Portfolio's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the when-issued purchase, thereby ensuring the transaction is unleveraged.

Swap Agreements

Swap Agreements

The FundIncome may invest in swap agreements, which are derivatives that may be used to offset credit, interest rate, market, or other risks. The FundIncome will only enter in swap agreements for hedging purposes. The counterparty to any swap agreements must meet credit guidelines as determined by the Advisor.

The use of swaps is a highly specialized activity that involves investment techniques, costs, and risks (particularly correlation risk) different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market variables the investment performance of the Portfolio may be less favorable than it would have been if this investment technique were not used.

Collateralized Mortgage Obligations

Income may, in pursuit of its investment objectives, invest in collateralized mortgage obligations. Collateralized mortgage obligations ("CMOs") are fully-collateralized bonds which are general obligations of the issuer of the bonds. CMOs are not direct obligations of the U.S. Government. CMOs generally are secured by collateral consisting of mortgages or a pool of mortgages. The collateral is assigned to the trustee named in the indenture pursuant to which the bonds are issued. Payments of principal and interest on the underlying mortgages are not passed through directly to the holder of the CMO; rather, payments to the trustee are dedicated to payment of interest on and repayment of principal of the CMOs. This means that the character of payments of principal and interest is not passed through, so that payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages or pool of mortgages do not necessarily constitute income and return of capital, respectively, to the CMO holders. Also, because payments of principal and interest are not passed through, CMOs secured by the same pool or mortgages may be, and frequently are, issued with a variety of classes or series, which are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Thus there should be sufficient collateral to secure the CMOs that remain outstanding even if the issuer does not supply additional collateral.

FHLMC has introduced a CMO which is a general obligation of FHLMC. This requires FHLMC to use its general funds to make payments on the CMO if payments from the underlying mortgages are insufficient.

U.S. Government-Backed Obligations

Income may, in pursuit of its investment objective, invest in Ginnie Maes, Fannie Maes, Freddie Macs, U.S. Treasury obligations, and other U.S. Government-backed obligations.

Ginnie Maes. Ginnie Maes, issued by the Government National Mortgage Association, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.

Fannie Maes and Freddie Macs. Fannie Maes and Freddie Macs are issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), respectively. Unlike GNMA certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA's guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC's guarantee is backed by reserves set aside to protect holders against losses due to default.

U.S. Treasury Obligations. Direct obligations of the United States Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years) and U.S. Treasury bonds (generally having maturities greater than ten years).

Other U.S. Government Obligations. The portfolioIncome may invest in other obligations issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality may not be backed by the full faith and credit of the United States.)

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The Portfolios have adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of each Portfolio:

(1) Social Equity, Social International Equity, Social Small Cap Growth and Social Money Market may not make any investment inconsistent with their classification as a diversified investment company under the 1940 Act.

(2) Each Portfolio may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby, or, for Social Money Market, with respect to investments in money market instruments).

(3) Each Portfolio may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, a Portfolio may pledge, mortgage or hypothecate its assets.

(4) Each Portfolio may not underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with a Portfolio's investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.

(5) Each Portfolio may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that Social Mid Cap, Social International Equity, Social Small Cap Growth and Income may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.

(6) Each Portfolio may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with a Portfolio's investment objective, policies and restrictions, shall not constitute the making of a loan.

Nonfundamental Investment Restrictions

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) Each Portfolio (except Income) does not intend to make any purchases of securities if borrowing exceeds 5% of a portfolio's total assets; while Income does not intend to make purchases of securities if borrowing exceeds 15% of total assets.

(2) Each Portfolio may not acquire private placement investments until the value of the Portfolio's assets exceeds $20 million.

(3) Social International Equity, Social Small Cap Growth and Social Mid Cap Growth may not write options on more than 50% of their total assets.

(4) Social International Equity, Social Small Cap Growth, Social Mid Cap Growth, Social Balanced, Social Equity and Income may not purchase illiquid securities if more than 15% of the value of net assets would be invested in such securities.

(5) Social Money Market may not purchase illiquid securities if more than 10% of the value of net assets would be invested in such securities.

(6) Social International Equity, Social Mid Cap Growth, Social Balanced, Social Equity and Income may not make short sales of securities or purchase any securities on margin except that each Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by a Portfolio of initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

(7) Income may not effect short sales of securities, except (a) if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or (b) it may effect short sales of U.S. Treasury securities for the limited purpose of hedging the duration of its portfolio. For purposes of this restriction, transactions in futures contracts and options are not deemed to constitute selling securities short.

(8) Social Money Market may invest only in foreign money market instruments if they are of comparable quality to the obligations of domestic banks.

(9) Social Balanced may not invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets taken at market value at the time of the investment, would be invested in such securities.

(10) Income may not invest more than 30% of its assets in the securities of foreign issuers, including obligations of foreign branches of U.S. banks, and U.S. branches of foreign banks.

(11) Social Balanced may not write, purchase or sell puts, calls or combinations thereof except in connection with when-issued securities.

(12) Income may not purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of its net asset value.

(13) Income may not invest in puts, calls, straddles, spread, or any combination thereof, except to the extent permitted by the Prospectus and Statement of Additional Information, as each may from time to time be amended.

(14) Social International Equity may not write, purchase or sell puts, calls or combinations thereof except that the Portfolio may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Portfolio may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transaction with respect to such options, and (c) engage in financial futures contracts and related options transactions, provided that the sum of the initial margin deposits on the Portfolio's existing futures and related options positions and the premiums paid for related options would not exceed 5% of its total assets.

(15) Social International Equity will limit its investment in securities of U.S. issuers to 5% of its net assets.

PURCHASE AND REDEMPTION OF SHARES

The Portfolios continuously offer their shares at prices equal to the respective net asset values of the Portfolios determined in the manner set forth below under "Net Asset Value." The Portfolios offer their shares, without sales charge, only for purchase by various Insurance Companies for allocation to their Variable Accounts. It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolios, although currently neither the Insurance Companies nor the Portfolio foresee any such disadvantages to either variable annuity or variable life insurance policy holders of any Insurance Company. The Portfolios' Board of Directors intends to monitor events in order to identify any material conflicts between such policyholders and to determine what action, if any, should be taken in response to any conflicts.

The Portfolios are required to redeem all full and fractional shares for cash. The redemption price is the net asset value per share, which may be more or less than the original cost, depending on the investment experience of the Portfolio. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Commission, or if the Commission has ordered such a suspension for the protection of shareholders.

NET ASSET VALUE

The net asset value of the shares of each Portfolio of the Fund is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of shares of the Portfolio outstanding. Expenses are accrued daily, including the investment advisory fee. Social Money Market attempts to maintain a constant net asset value of $1.00 per share; the net asset values of Social Balanced, Social International Equity, Social Small Cap Growth, Social Mid Cap Growth, and Social Equity and Income fluctuate based on the respective market value of the Portfolio's investments. The net asset value per share of each of the Portfolios is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Portfolios do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Dr. Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each Portfolio's net asset value per share is determined by dividing that Portfolio's total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding.

The assets of Social Small Cap Growth, Social Mid Cap Growth, Social International Equity, Social Balanced, and Social Equity and Income are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; and (b) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Directors. Securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values on their respective exchanges where primarily traded. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the Portfolio's net asset value does not take place for contemporaneously with the determination of the prices of US portfolio securities. For purposes of determining the net asset value all assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and offered quotations of such currencies against United States dollars at last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined which was likely to materially change the net asset value, then the instrument would be valued using fair value consideration by the Directors or their delegates.

Social Money Market's assets, including securities subject to repurchase agreements, are normally valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

TAXES

The Portfolios intend to continue to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code (the "Code"). If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Portfolios do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have the expired. The capital loss carryforward as of December 31, 2000, for Social Money Market was $0, Social Small Cap Growth was $321, Social Mid Cap Growth was $0, Social International Equity was $0, and Social Balanced was $0.

Since the shareholders of the Portfolios are Insurance Companies, this Statement of Additional Information does not contain a discussion of the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of annuity or life insurance policies, see the prospectus for the policies.

CALCULATION OF YIELD AND TOTAL RETURN

Yield (Social Money Market):

From time to time Social Money Market advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of Social Money Market refers to the actual income generated by an investment in the Portfolio over a particular base period of time. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. Social Money Market's "effective yield" for a seven-day period is its annualized compounded yield during the period, calculated according to the following formula:

Effective yield = [(base period return) + 1]365/7 - 1

The "effective yield" is calculated like yield, but assumes reinvestment of earned income. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ended December 31, 2000, Social Money Market's yield was 5.96% and its effective yield was 6.14%.

Yield (Income):

From time to time, Income may advertise its "yield". Yield quotations are historical, and are not intended to indicate future performance. "Yield" quotations refer to the aggregate imputed yield-to-maturity of each of the Fund's investments based on the market value as of the last day of a given thirty-day or one-month period, less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares which are entitled to receive dividends, times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. The Portfolio's yield is computed according to the following formula:

Yield = 2[(a-b/cd+1)6-1]

where a = dividends and interest earned during the period using the aggregate imputed yield-to-maturity for each of the Portfolio's investments as noted above; b= expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d= the maximum offering price per share on the last day of the period.

Yield will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is , however, useful in evaluating the Funda Portfolio's performance in meeting its investment objective.

Total Return and Other Quotations (All Portfolios except Social Money Market):

Social Small Cap Growth, Social Mid Cap Growth, Social International Equity, Social Balanced, Social Equity and Income may each advertise "total return." Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

Total return is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $10,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $10,000 payment made at the beginning of the period. Total return is historical in nature and is not intended to indicate future performance. Total return for the Portfolios for the periods indicated are as follows:
Periods Ended
December 31, 2000	SEC Average Annual Return

Social Small Cap Growth
One Year	6.29%
Five Years	7.60%
From Inception
(March 15, 1995)	8.20%

Social Mid Cap Growth
One Year	11.57%
Five Years	15.50%
From Inception
(July 16, 1991)	13.80%

Social International Equity
One Year	(17.40%)
Five Years	11.02%
From Inception
(June 30, 1992)	10.38%

Social Balanced
One Year	(3.04%)
Five Years	11.32%
Ten Years	11.24%
From Inception	10.55%
(September 2, 1986)


Social Equity N/A*

Income N/A*

*No performance results are shown for the Portfolio since it was recently organized.

Total return, like yield and net asset value per share, fluctuates in response to changes in market conditions. Neither total return nor yield for any particular time period should be considered an indication of future return.

Directors and Officers

The Fund's Board of Directors supervises the Fund's activities and reviews its contracts with companies that provide it with services. The Directors and Officers of the Fund and their principal occupations are set forth below. Directors and Officers who are active employees of the Investment Advisor or its affiliates will not receive any additional compensation for their services to the Fund.

*WILLIAM J. ATHERTON, Director. Mr. Atherton is President and Director of Ameritas Variable Life Insurance Company, a subsidiary of Ameritas Life and Ameritas Acacia Mutual Holding Company, which manufactures and distributes variable and fixed life and annuity policies. He was formerly President and Director of North American Security Life Insurance Company of Boston, MA. He serves on the Board of Directors of AMAL Corporation. Address: 2441 Bretigue Drive, Lincoln, Nebraska 68512. BOB: 01/15/39.

Frank H. Blatz, Jr., Esq., Director. Mr. Blatz is an attorney in private practice in Fanwood, NJ. From 1996 to 1999 he was a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz and prior to that a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A. Mr. Blatz is also a director/trustee of The Calvert Fund, Calvert Cash Reserves, First Variable Rate Fund, Calvert Tax-Free Reserves, and Calvert Municipal Fund, Inc. Address: DOB: 10/29/35.

ALICE GRESHAM BULLOCK, Director. Ms. Bullock is a Dean and Professor at Howard University School of Law. She was formerly Deputy Director of the Association of American Law Schools. Ms. Bullock is a member of the Board of Trustees, the Levine School of Music, Brigham Young University and the Board of Directors of Council on Legal Education Opportunity. Address: 6127 Utah Avenue, Washington, D.C. 20015. DOB: 05/17/50.

Charles E. Diehl, Director. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a director of Acacia Mutual Life Insurance Company. Address: 1658 Quail Hollow Court, McLean, Virginia 22101. DOB: 10/13/22.

*THOMAS C. GODLASKY, Director Mr. Godlasky is Executive Vice President and Chief Investment Officer of AmerUs Group and President of AmerUS Capital Management, Inc. He was formerly a Manager of Fixed Income products at Providian Corp. He also serves on the Board of Directors of AmerUS Home Equity, AmVestors Corp. Delta Life & Annuity, Ameritas Variable Life Insurance Company, Ameritas Investment Corporation and AmerUS Group Foundation. He is also a Chartered Financial Analyst. Address: 1516 S. 42nd Street, West Des Moines, Iowa 50265. DOB: 10/30/55.

*BARBARA J. KRUMSIEK, President and Director. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and Trustee/Director of each of its subsidiaries. She is a Trustee/Director of each of the investment companies in the Calvert Group of Funds. Prior to joining Calvert Group, in 1997, Ms. Krumsiek served as Senior Vice President of Alliance Capital LP's Mutual Fund Division. DOB: 08/09/52.

M. CHARITO KRUVANT, Director. Ms. Kruvant is President of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. She is also a director of Acacia Federal Savings Bank. DOB: 12/08/45. Address: 5301 Wisconsin Avenue, N.W. Washington, D.C. 20015.

CYNTHIA H. MILLIGAN, Director. Ms. Milligan is Dean, College of business Administration, University of Nebraska, Lincoln. Formerly, she was the President and Chief Executive Officer for CMA, a consulting firm for financial institutions. She serves on the Board of Directors of Wells Fargo and Gallup, Inc. She also serves on the Board of Trustees of W.K. Kellogg Foundation. Address: 2633 South 24th Street, Lincoln, Nebraska 68502. DOB: 4/11/46.

Arthur J. Pugh, Trustee. Mr. Pugh serves as a director of Acacia Federal Savings Bank. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030. DOB: 09/24/37.

Ronald M. Wolfsheimer, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc. DOB: 07/24/47.

William M. Tartikoff, Esq., Vice President and Secretary. Mr. Tartikoff is General Counsel, Secretary, and Senior Vice President of Calvert Group, Ltd., and its subsidiaries, and is an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Tartikoff is Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company. DOB: 08/12/47.

reno J. Martini, Senior Vice President. Mr. Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund, Inc. DOB: 1/13/50.

daniel K. Hayes, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.

ROBERT J. O'MEARA, Vice President, Mr. O'Meara is Assistant Vice President, Investment Funds Administrator and Budget Administrator of Ameritas Variable Life Insurance Company. DOB: 12/12/62.

SUSAN walker Bender, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 1/29/59.

IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to joining Calvert Group in 1996, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle and Reath since 1993. DOB: 9/7/68.

VICTOR FRYE, Esq., Assistant Secretary and Compliance Officer. Mr. Frye is Counsel and Compliance Officer of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. He is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to joining Calvert Group, Mr. Frye was Counsel and Manager of the Compliance Department at The Advisors Group since 1986. DOB: 10/15/58.

MICHAEL V. YUHAS, JR., CPA, Controller of Funds. Mr. Yuhas is the Director of Fund Administration of Calvert Group, Ltd., and an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 08/04/61.

HUI PING HO, CPA, Assistant Treasurer of both Calvert Group, Ltd., and the Funds.

DOB: 07/06/65.

The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Directors and officers of the Fund as a group own less than 1% of the Fund's outstanding shares. Directors marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.

Directors of the Fund not affiliated with the Fund's Advisor ("noninterested persons") may elect to defer receipt of all or a percentage of their annual fees and invest them in any fund in the Calvert Group Family of Funds through the Directors/Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

Director Compensation Table

Fiscal Year 2000

(unaudited numbers)
	Aggregate	Pension or	Total Compensation
	Compensation	Retirement	from Benefits
	from Registrant	Accrued as	Registrant and Fund
	for Service	part of	Complex paid to
	as Director	of Registrant	Director **
		Expenses*
Name of Director
Frank H. Blatz, Jr.	$11,500	$0	$48,500
Alice Gresham Bullock	$22,500	$0	$22,500
Charles E. Diehl	$11,500	$0	$48,500
M. Charito Kruvant	$4,000	$6,000	$44,000
Cynthia H. Milligan	$21,000	$0	$21,000
Arthur J. Pugh	$0	$11,500	$48,500

*Messrs. Blatz, Diehl, and Pugh and Ms. Kruvant have chosen to defer a portion of their compensation. As of December 31, 2000, total deferred compensation, including dividends and capital appreciation, was: Blatz, $158,391; Diehl, $783,842; Pugh, $120,337 and Kruvant, $88,057.

**The Fund Complex had eleven (11) registered investment companies at December 31, 2000.

INVESTMENT ADVISOR AND SUBADVISORS

The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia"). Acacia is a subsidiary of Ameritas Acacia Mutual Holding Company.

For the Fund's fiscal years ended December 31, 1998, 1999, and 2000, Social Balanced paid Calvert investment advisory fees of $1,826,036, $1,515,657, and $1,522,353, respectively. For 1998, 1999, and 2000, Social Money Market paid investment advisory fees of $48,868, $50,712 and, $59,608, respectively. For 1998, 1999, and 2000, Social International Equity paid investment advisory fees of $161,550, $142,875, and $151,423, respectively, and received expense reimbursements from Calvert of $23,845, $3,707, and $0, respectively. For 1998, 1999, and 2000, Social Mid Cap Growth paid investment advisory fees of $250,773, $275,694, and $336,465, respectively. For 1998, 1999, and 2000 Social Small Cap Growth paid investment advisory fees of $35,088, $27,062, and $43,830, respectively, and received expense reimbursements from Calvert of $0, $0, and $0, respectively.

Subadvisors

Calvert has retained Awad Asset Management, Inc. as Subadvisor for Social Small Cap Growth. Awad Asset Management, Inc. is controlled by Raymond James. It receives a subadvisory fee, paid by the Advisor, of 0.40% of net assets.

Calvert has retained Brown Capital Management, Inc. as Subadvisor for Social Mid Cap Growth. Brown Capital Management, Inc. is controlled by Eddie C. Brown. It receives a subadvisory fee, paid by the Advisor, of 0.25% of net assets.

Calvert has retained Murray Johnstone International, Ltd. as Subadvisor for Social International Equity. Murray Johnstone International, Ltd. is controlled by Aberdeen Management, PLC. It receives a subadvisory fee, paid by the Advisor, of 0.45% of net assets.

Calvert has retained NCM Capital Management Group, Inc. as Subadvisor for Social Balanced. NCM Capital Management Group, Inc. is a subsidiary of the North Carolina Mutual Life Insurance Company. It receives a subadvisory fee, paid by the Advisor, of 0.25% of net assets.

Calvert has retained Atlanta Capital Management Company as Subadvisor for Social Equity. Atlanta Capital Management Company is [owned and operated by Dan Boone, Greg Coleman, Jerry De Vore, Bill Hackney, Marilyn R. Irvin, Dallas Lundy, Chip Reames, and Chris Reynolds]. It receives a subadvisory fee, paid by the Advisor, of 0.__% of net assets.

The Fund has received an exemptive order to permit the Fund and the Advisor to enter into and materially amend an Investment Subadvisory Agreement without shareholder approval. Authorization for the Advisor to act on the order with respect to the other Portfolios is currently pending shareholder approval. If approved, then within 90 days of the hiring of any Subadvisor or the implementation of any proposed material change in an Investment Subadvisory Agreement, the Portfolio will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Portfolio. The Portfolio will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

ADMINISTRATIVE SERVICES AGENT

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly (as a percentage of net assets) as follows:
Social Money Market	0.20%
Social Small Cap Growth	0.25%
Social Mid Cap Growth	0.25%
Social International Equity	0.35%
Social Balanced	0.275%
Social Equity	0.__%
Income	0.__%

For 1998, 1999, and 2000, Social Small Cap Growth paid $3,899, $6,835, and $14,610, respectively; Social Mid Cap Growth paid $31,572, $93,247, and $129,410, respectively for 1998, 1999, and 2000; Social International Equity paid $40,000, $48,02, and $54,873, respectively for 1998, 1999, and 2000; Social Money Market paid $20,957, and $35,076, respectively for 1999, and 2000; and Social Balanced paid, $749,534 and $985,052, respectively, for 1999 and 2000.

TRANSFER AND SHAREHOLDER SERVICING AGENT

National Financial Data Services, Inc. ("NFDS"), 1004 Baltimore, 6th Floor, Kansas City, Missouri 64105, a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

Calvert Shareholder Services, Inc. ("CSSI"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd. and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

For these services, CSSI and NFDS receive a fee based on average net assets.

INDEPENDENT ACCOUNTANTS AND CUSTODIANS

Arthur Andersen LLP has been selected by the Board of Trustees to serve as independent accountants for fiscal year 2000. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. Allfirst Financial, Inc., 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

METHOD OF DISTRIBUTION

Calvert Distributors, Inc. ("CDI"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the principal underwriter and distributor for the Fund. CDI is an affiliate of the Fund's Advisor. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors. CDI is entitled to compensation for services performed and expenses assumed. Payments to CDI may be authorized by the Fund's Board of Directors from time to time in accordance with applicable law. No payments were authorized in 2000. CDI is responsible for paying (i) all commissions or other fees to its associated persons which are due for the sale of the Policies, and (ii) any compensation to other broker-dealers and their associated persons due under the terms of any sales agreement between CDI and the broker-dealers. The Advisor and CDI, at their own expense, may incur costs or pay expenses associated with the distribution of the Fund's shares.

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor and Subadvisors make investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Directors.

Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor/Subadvisor obligation to seek best execution. The Advisor or Subadvisor(s) may also consider sales of Fund shares as a factor in the selection of brokers.

For the last three fiscal years, total brokerage commissions paid are as follows:
	1998	1999	2000
Social Small Cap Growth	$9,209	$5,720	$14,549
Social Mid Cap Growth	$37,585	$89,509	$69,367
Social International Equity	$69,583	$48,607	$61,087
Social Balanced	$242,112	$271,226	$258,244

For the last three fiscal years, Social Small Cap Growth paid brokerage commissions to Raymond James, an affiliated person and the controlling parent company of the Fund's Subadvisor as follows:
	1998	1999	2000
Social Small Cap Growth	$4,095	$1,318	$1,398

For the fiscal year ended December 31, 2000, aggregate brokerage commissions paid to Raymond James represented 10% of Social Small Cap Growth's total commissions and 5% of the total dollar amount of commission transactions.

While the Fund's Advisor and Subadvisor(s) select brokers primarily on the basis of best execution, in some cases they may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisor(s) of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis. The Advisor may also direct selling concessions and/or discounts in fixed-price offerings for research services.

If, in the judgment of the Advisor or Subadvisor(s), the Fund or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert Group funds and managed accounts.

For the fiscal year December 31, 2000, the Advisor directed brokerage for research services in the following amounts:
		Related
	Amount of Transactions	Commissions
Social Small Cap Growth	41,000 shares	$2,050
Social Mid Cap Growth	420,100 shares	$0
Social International Equity	0 shares
Social Balanced (Equity Portion)	1,672,950 shares	$83,648

The Portfolio turnover rates for the last two fiscal years are as follows:
	1999	2000
Social Small Cap Growth	79%	106%
Social Mid Cap Growth	101%	97%
Social International Equity	59%	70%
Social Balanced*	619%	762%

* Social Balanced's fixed-income investment strategies caused it to have a relatively high portfolio turnover compared to other portfolios.

No Portfolio turnover rate can be calculated for Social Money Market due to the short maturities of the instruments purchased. Portfolio turnover should not affect the income or net asset value of Social Money Market because brokerage commissions are not normally charged on the purchase or sale of money market instruments.

PERSONAL SECURITIES TRANSACTIONS

The Fund, its Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the Fund's investment personnel to invest in securities that may be purchased or held by the Fund. The Code of Ethics contains certain conditions such as pre-clearance and restrictions on use of material information.

GENERAL INFORMATION

The Fund is an open-end, management investment company, incorporated in Maryland on September 27, 1982. Social Money Market, Social Small Cap Growth, Social International Equity and Social Equity are diversified. Social Mid Cap Growth, Social Balanced and Income are non-diversified. The Fund was formerly known as "Acacia Capital Corporation" and Social Money Market, Social Small Cap Growth, Social Mid Cap Growth, Social International Equity and Social Balanced, were formerly known as Calvert Responsibly Invested Money Market, Strategic Growth, Capital Accumulation, Global Equity and Balanced, respectively.

The Fund issues separate stock for each Portfolio. Shares of each of the Portfolios have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations. No Portfolio has preference over another Portfolio. The Insurance Companies and the Fund's shareholders will vote Fund shares allocated to registered separate accounts in accordance with instructions received from policyholders. Under certain circumstances, which are described in the accompanying prospectus of the variable life or annuity policy, the voting instructions received from variable life or annuity policyholders may be disregarded.

All shares of common stock have equal voting rights (regardless of the net asset value per share) except that only shares of the respective portfolio are entitled to vote on matters concerning only that portfolio. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Fund may not be binding on a portfolio whose shareholders have not approved that matter. Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective portfolio and, upon liquidation or dissolution, in net assets of such portfolio remaining after satisfaction of outstanding liabilities. The shares of each portfolio, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights. Holders of shares of any portfolio are entitled to redeem their shares as set forth above under "Purchase and Redemption of Shares." The shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors.

The Fund's Board of Directors has adopted a "proportionate voting" policy, meaning that Insurance Companies will vote all of the Fund's shares, including shares the Insurance Companies hold, in return for providing the Fund with its capital and in payment of charges made against the variable annuity or variable life separate accounts, in proportion to the votes received from contractholders or policyowners.

The Fund is not required to hold annual policyholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a policyholder, you receive one vote for each share you own.

APPENDIX

Corporate Bond Ratings

Moody's Investors Service Inc.'s/Standard & Poor's municipal bond ratings:

Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.

Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.

Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.

C/C: This rating is only for no-interest income bonds.

D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper Ratings

Moody's Investors Services, Inc.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Issuers rated Prime are further referred to by use of numbers 1, 2, and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following: (1) management; (2) economic evaluation of the inherent uncertain areas; (3) competition and customer acceptance of products; (4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Standard & Poor's Corporation

Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2, and 3 to denote relative strength within this classification.

INVESTMENT ADVISOR

Calvert Asset Management Company, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

Shareholder Services

Calvert Shareholder Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

TRANSFER AGENT

National Financial Data Services, Inc.

330 West 9th Street

Kansas City, Missouri 64105

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

INDEPENDENT accountants

Arthur Andersen LLP

1601 Market Street

Philadelphia, PA 19103

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PART C. OTHER INFORMATION

Item 23. Exhibits

99B.1a. Restated Articles of Incorporation of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.

b. Articles Supplementary of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.

c. Articles Supplementary of Acacia Capital Corporation incorporated by reference to Post-Effective Amendment No. 32, dated 4/22/97, accession number 0000708950-97-000006.

d. Articles of Amendment of Acacia Capital Corporation to change name to Calvert Variable Series, Inc., and to change the name of each series, incorporated by reference to Post-Effective Amendment No. 33, dated 2/12/98, accession number 0000708950-98-000002.

99B.2 Amended By-laws of Calvert Variable Series, Inc., incorporated by reference to Post-Effective Amendment No. 37, dated 4/30/99, accession number 0000708950-99-000009.

99.B5. Investment Advisory Agreement incorporated by reference to Post-Effective Amendment No. 37, dated 4/30/99, accession number 0000708950-99. Amended Schedule A to the Investment Advisory Agreement incorporated by reference to Post-Effective amendment No. 43, dated 11/29/01, accession number 0000708950-01-500023.

99.B5.a Sub-Investment Advisory Agreements, incorporated by reference to Post-Effective Agreement No. 31, dated 4/25/96, accession number 0000708950-96-000005.

99.B5.b Sub-Investment Advisory Agreement with Atlanta Capital incorporated by reference to Pre-Effective Amendment No. 42, dated 11/05/01, accession number 0000708950-01-500021.

99.B6 Underwriting Agreement, incorporated by reference to Post-Effective Amendment No. 34, dated 4/30/98, accession number 0000708950-98-000006.

99.B8 Custodian Agreement, incorporated by reference to Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.

99.B9 Deferred Compensation Agreement, incorporated by reference to Post-Effective Agreement No. 31, dated 4/25/96, accession number 0000708950-96-000005.

99.B9a Transfer Agency Contract and Shareholder Servicing Contract incorporated by reference to Post-Effective Amendment No. 34, dated 4/30/98, accession number 0000708950-98-000006.

99.B9.b. Administrative Services Agreement incorporated by reference to Post-Effective Amendment No. 39, dated April 27, 2000, accession number 0000708950-00-000015. Amended Schedule A to the Administrative Services Agreement incorporated by reference to Post-Effective amendment No. 43, dated 11/29/01, accession number 0000708950-01-500023.

99.B10 Opinion and Consent of Counsel (Not Applicable).

99.B11 Andersen Consent of Independent Accountants (Not Applicable).

99.B15 Plan of Distribution incorporated by reference to Registrant's Post-Effective Amendment No. 28, July 19, 1995, for Class A and Post-Effective Amendment No. 34, March 31, 1998 for Class B and C Share incorporated by reference to Post-Effective Amendment No. 39, dated April 27, 2000, accession number 0000708950-00-000015.

99.B17.a Multiple-class plan pursuant to Investment Company Act of 1940 Rule 18f-3, as amended on September 12, 1999, incorporated by reference to Post-Effective Amendment No. 39, dated April 27, 2000, accession number 0000708950-00-000015.

99.B17.b Power of Attorney Forms signed by each Director/Trustee, incorporated by reference to Registrant's Post-Effective Amendment No. 39, dated January 28, 1999, accession number 000070103999000001

99.B18 Code of Ethics incorporated by reference to Post-Effective Amendment No. 39, dated April 27, 2000, accession number 0000708950-00-000015.

99.B182 Code of Ethics for Alger incorporated by reference to Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.

99.B183 Code of Ethics for MFS incorporated by reference to Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.

99.B184 Code of Ethics for SSGA incorporated by reference to Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.

99.B185 Code of Ethics for Harris incorporated by reference to Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.

99.B186 Code of Ethics for DLB incorporated by reference to Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.

99.B187 Code of Ethics for Atlanta Capital incorporated by reference to Pre-Effective Amendment No. 42, dated 11/05/01, accession number 0000708950-01-500021.

Item 24. Persons Controlled by or Under Common Control With Registrant

Not applicable.

Item 25. Indemnification

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $5 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $9 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund Directors.

Item 26. Business and Other Connections of Investment Adviser

Name Name of Company, Principal Business and Address Capacity

Barbara J. Krumsiek

Calvert Variable Series, Inc. Officer

Calvert Municipal Fund, Inc. and

Calvert World Values Fund, Inc. Director

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

First Variable Rate Fund for Officer

Government Income and

Calvert Tax-Free Reserves Trustee

Calvert Social Investment Fund

Calvert Cash Reserves

The Calvert Fund

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Asset Management Co., Inc. Officer

Investment Advisor and

4550 Montgomery Avenue Director

Bethesda, Maryland 20814

----------------

Calvert Group, Ltd. Officer

Holding Company and

4550 Montgomery Avenue Director

Bethesda, Maryland 20814

----------------

Calvert Shareholder Services, Inc. Officer

Transfer Agent and

4550 Montgomery Avenue Director

Bethesda, Maryland 20814

---------------

Calvert Administrative Services Co. Officer

Service Company and

4550 Montgomery Avenue Director

Bethesda, Maryland 20814

---------------

Calvert Distributors, Inc. Officer

Broker-Dealer and

4550 Montgomery Avenue Director

Bethesda, Maryland 20814

---------------

Ronald M. Wolfsheimer

First Variable Rate Fund Officer

for Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

--------------

Calvert Asset Management Co., Inc. Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Group, Ltd. Officer

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Shareholder Services, Inc. Officer

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative Services Co. Officer

Service Company and

4550 Montgomery Avenue Director

Bethesda, Maryland 20814

---------------

Calvert Distributors, Inc. Officer

Broker-Dealer and

4550 Montgomery Avenue Director

Bethesda, Maryland 20814

---------------

David R. Rochat

First Variable Rate Fund Officer

for Government Income and

Calvert Tax-Free Reserves Trustee

Calvert Cash Reserves

The Calvert Fund

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Municipal Fund, Inc. Officer

Investment Company and

4550 Montgomery Avenue Director

Bethesda, Maryland 20814

---------------

Calvert Asset Management Co., Inc. Officer

Investment Advisor and

4550 Montgomery Avenue Director

Bethesda, Maryland 20814

---------------

Chelsea Securities, Inc. Officer

Securities Firm and

Post Office Box 93 Director

Chelsea, Vermont 05038

---------------

Grady, Berwald & Co. Officer

Holding Company and

43A South Finley Avenue Director

Basking Ridge, NJ 07920

---------------

Reno J. Martini

Calvert Asset Management Co., Inc. Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Group, Ltd. Officer

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

First Variable Rate Fund Officer

for Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Charles T. Nason

Ameritas Acacia Mutual Officer and

Holding Company Director

Acacia Life Insurance

Insurance Companies

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Acacia Financial Corporation Officer

Holding Company and Director

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Acacia Federal Savings Bank Director

Savings Bank

7600-B Leesburg Pike

Falls Church, Virginia 22043

---------------

Enterprise Resources, Inc. Director

Business Support Services

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Acacia Realty Square, L.L.C. Director

Realty Investments

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Gardner Montgomery Company Director

Tax Return Preparation Services

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Calvert Group, Ltd. Director

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative Services Co. Director

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management Co., Inc. Director

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Shareholder Services, Inc. Director

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Social Investment Fund Trustee

Investment Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

-----------------

The Advisors Group, Ltd. Director

Broker-Dealer and

Investment Advisor

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Robert-John H.

Ameritas Acacia Mutual Holding Officer

Company

Acacia Life Insurance

Acacia National Life Insurance Officer and

Insurance Company Director

7315 Wisconsin Avenue

Bethesda, Maryland 20814

----------------

Acacia Life Insurance Officer

Insurance Company

7315 Wisconsin Avenue

Bethesda, Maryland 20814

----------------

Acacia Financial Corporation Officer and

Holding Company Director

7315 Wisconsin Avenue

Bethesda, Maryland 20814

----------------

Acacia Federal Savings Bank Officer

Savings Bank

7600-B Leesburg Pike

Falls Church, Virginia 22043

---------------

Enterprise Resources, Inc. Director

Business Support Services

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Acacia Realty Square, L.L.C. Director

Realty Investments

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

The Advisors Group, Ltd. Director

Broker-Dealer and

Investment Advisor

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Gardner Montgomery Company Director

Tax Return Preparation Services

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Calvert Group, Ltd. Director

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative Services Co. Director

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management, Co., Inc. Director

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Shareholder Services, Inc. Director

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

William M. Tartikoff

Acacia National Life Insurance Officer

Insurance Company

7315 Wisconsin Avenue

Bethesda, Maryland 20814

----------------

First Variable Rate Fund for Officer

Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Group, Ltd. Officer

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative Officer

Services Company

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management Co. Inc. Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Shareholder Services, Inc. Officer

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Distributors, Inc. Director and

Broker-Dealer Officer

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Susan Walker Bender

Calvert Group, Ltd. Officer

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative Services Co. Officer

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management Co., Inc. Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Shareholder Services, Inc. Officer

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Distributors, Inc. Officer

Broker-Dealer

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

First Variable Rate Fund for Officer

Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Ivy Wafford Duke

Calvert Group, Ltd. Officer

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative Services Co. Officer

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management Co., Inc. Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Shareholder Services, Inc. Officer

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Distributors, Inc. Officer

Broker-Dealer

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

First Variable Rate Fund for Officer

Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Victor Frye

Calvert Group, Ltd. Officer

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative Services Co. Officer

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management Co., Inc. Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Shareholder Services, Inc. Officer

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Distributors, Inc. Officer

Broker-Dealer

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

The Advisors Group, Ltd. Counsel and

Broker-Dealer and Compliance

Investment Advisor Manager

7315 Wisconsin Avenue

Bethesda, Maryland 20814

----------------

First Variable Rate Fund for Officer

Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Mike Yuhus

First Variable Rate Fund Fund Controller

for Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert New World Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Hui Ping Ho

First Variable Rate Fund Treasurer

for Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert New World Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Daniel K. Hayes

Calvert Asset Management Co., Inc. Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

------------------

First Variable Rate Fund for Officer

Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

------------------

John Nichols

Calvert Asset Management Officer

Company, Inc.

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

------------------

David Leach

Calvert Asset Management Officer

Company, Inc.

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

------------------

Item 27. Principal Underwriters

(a) Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert Social Index Series, Inc., Calvert Variable Series, Inc., and Calvert Impact Fund, Inc.

(b) Positions of Underwriter's Officers and Directors

Name and Principal Business Address*	Position(s) with Underwriter	Position(s) with Registrant
Barbara J. Krumsiek	Director and President	President and Director
Ronald M. Wolfsheimer	Director, Senior Vice President and Chief Financial Officer	Treasurer
William M. Tartikoff	Director, Senior Vice President and Secretary	Vice President and Secretary
Craig Cloyed	Senior Vice President	None
Karen Becker	Vice President, Operations	None
Geoffrey Ashton	Regional Vice President	None
Martin Brown	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Anthony Eames	Regional Vice President	None
Steve Himber	Regional Vice President	None
Tanya Williams	Regional Vice President	None
Ben Ogbogu	Regional Vice President	None
Christine Teske	Regional Vice President	None
Susan Walker Bender	Assistant Secretary	Assistant Secretary
Ivy Wafford Duke	Assistant Secretary	Assistant Secretary
Victor Frye	Assistant Secretary and Compliance Officer	None
Mike Yuhas	None	Controller
Hui Ping Ho	None	Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

(c) Inapplicable.

Item 28. Location of Accounts and Records

Ronald M. Wolfsheimer, Treasurer

and

William M. Tartikoff, Assistant Secretary

4550 Montgomery Avenue, Suite 1000N

Bethesda, Maryland 20814

Item 29. Management Services

Not Applicable

Item 30. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 20th day of December, 2001.

CALVERT VARIABLE SERIES, INC.

By:

_______________**__________________

Barbara J. Krumsiek

President and Director

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature Title Date

__________**____________ President and Trustee

Barbara J. Krumsiek (Principal Executive Officer) 12/20/01

__________**____________ Principal Accounting Officer 12/20/01

Ronald M. Wolfsheimer

__________**____________ Director 12/20/01

Charles E. Diehl

__________**____________ Director 12/20/01

Arthur J. Pugh

__________**____________ Director 12/20/01

Frank H. Blatz, Jr.

__________**____________ Director 12/20/01

William J. Atherton

__________**____________ Director 12/20/01

Alice Gresham Bullock

__________**____________ Director 12/20/01

Thomas C. Godlasky

__________**____________ Director 12/20/01

M. Charito Kruvant

__________**____________ Director 12/20/01

Cynthia H. Milligan

**By Ivy Wafford Duke as Attorney-in-fact, pursuant to Power of Attorney